INCOME TAX - Movements in the deferred tax assets and liabilities (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Assets / (liabilities) arising from tax effect of:
Net deferred tax liability at the beginning of the period	₽ (20,461)	₽ (18,059)
Recognised in profit / loss	2,599	329
Recognised in other comprehensive income	(116)	(256)
Effect of acquisitions	(59)
Effect of disposal		(2,475)
Effect of derecognition	(191)
Net deferred tax liability at the end of the period	(18,228)	(20,461)
Depreciation of property, plant and equipment
Assets / (liabilities) arising from tax effect of:
Net deferred tax liability at the beginning of the period	(19,301)	(15,648)
Recognised in profit / loss	599	(325)
Recognised in other comprehensive income	(39)	(653)
Effect of disposal		(2,675)
Effect of derecognition	(180)
Net deferred tax liability at the end of the period	(18,921)	(19,301)
Other intangible assets
Assets / (liabilities) arising from tax effect of:
Net deferred tax liability at the beginning of the period	(7,094)	(6,454)
Recognised in profit / loss	(290)	(1,241)
Recognised in other comprehensive income	(8)	29
Effect of acquisitions	(59)
Effect of disposal		572
Effect of derecognition	(3)
Net deferred tax liability at the end of the period	(7,454)	(7,094)
Potential distributions from / to Group's subsidiaries / associates
Assets / (liabilities) arising from tax effect of:
Net deferred tax liability at the beginning of the period	(3,987)	(4,738)
Recognised in profit / loss	(175)	203
Recognised in other comprehensive income	119	548
Net deferred tax liability at the end of the period	(4,043)	(3,987)
Licenses
Assets / (liabilities) arising from tax effect of:
Net deferred tax liability at the beginning of the period	(2,099)	(1,805)
Recognised in profit / loss	80	(431)
Recognised in other comprehensive income	25	137
Net deferred tax liability at the end of the period	(1,994)	(2,099)
Client base
Assets / (liabilities) arising from tax effect of:
Net deferred tax liability at the beginning of the period	(660)	(782)
Recognised in profit / loss	124	122
Net deferred tax liability at the end of the period	(536)	(660)
Accrued expenses for services
Assets / (liabilities) arising from tax effect of:
Net deferred tax liability at the beginning of the period	6,382	7,807
Recognised in profit / loss	761	(1,280)
Recognised in other comprehensive income	(9)	(131)
Effect of disposal		(14)
Effect of derecognition	(3)
Net deferred tax liability at the end of the period	7,131	6,382
Lease obligations
Assets / (liabilities) arising from tax effect of:
Net deferred tax liability at the beginning of the period	2,199	2,351
Recognised in profit / loss	164	(152)
Net deferred tax liability at the end of the period	2,363	2,199
Loss carryforward
Assets / (liabilities) arising from tax effect of:
Net deferred tax liability at the beginning of the period	1,917	1,887
Recognised in profit / loss	226	383
Recognised in other comprehensive income		(49)
Effect of disposal		(304)
Net deferred tax liability at the end of the period	2,143	1,917
Provision for investment in Delta Bank in Ukraine
Assets / (liabilities) arising from tax effect of:
Net deferred tax liability at the beginning of the period	653	889
Recognised in other comprehensive income	(52)	(236)
Net deferred tax liability at the end of the period	601	653
Deferred connection fees
Assets / (liabilities) arising from tax effect of:
Net deferred tax liability at the beginning of the period	540	639
Recognised in profit / loss	33	(20)
Recognised in other comprehensive income	(11)	(32)
Effect of disposal		(47)
Net deferred tax liability at the end of the period	562	540
Hedge and other
Assets / (liabilities) arising from tax effect of:
Net deferred tax liability at the beginning of the period	989	(2,205)
Recognised in profit / loss	1,077	3,070
Recognised in other comprehensive income	(141)	131
Effect of disposal		(7)
Effect of derecognition	(5)
Net deferred tax liability at the end of the period	₽ 1,920	₽ 989